Shareholders' Equity - Additional Information (Detail) $ in Millions		12 Months Ended
	May 04, 2012	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 $ / shares
Disclosure Of Detailed information Of Share Capital [line items]
Share capital		$ 3,919
Description in classes of shares		four classes of shares (A, B, C and D)
Par value of share | $ / shares				$ 10
Description of voting rights		1 vote per share
Description of shares based on grants outstanding		the affirmative vote of the Argentine Government is required for: (i) mergers; (ii) acquisitions of more than 50% of YPF shares in an agreed or hostile bid; (iii) transfers of all the YPF’s production and exploration rights; (iv) the voluntary dissolution of YPF; or (v) change of corporate and/or tax address outside Argentina. Items (iii) and (iv) also require prior approval by the Argentine Congress.
Repurchase of own shares issued, shares | shares			1,888,798
Repurchase of own shares issued, value			$ 28
Legal reserves as a percentage of net profit prior year adjustments and transfer from other comprehensive income minimum		5.00%
Maximum percentage of legal reserve		20.00%
Statutory reserve		$ 787
Restricted distribution of retained earnings		70
Distributable retained earnings subject to restriction acquisition cost of treasury shares		30
Distributable retained earnings subject to restriction balance of share premium account		$ 40
Expropation Shares of YPF Owned by Repsol [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of ownership interests in equity	57.43%
Petersen Energia SAU and Affiliates [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Participation in the capital stock	25.46%
Federal Government [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	51.00%
State or Province [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	49.00%
Ordinary shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Number of shares of common stock | shares		393,312,793
Class A Shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Common shares outstanding | shares		3,764
Proportion of maximum shares acquired by related party		50.00%